Significant Accounting Policies - Impact on Net Income and Other Comprehensive Income (Loss) (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
USD [Member]
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts [Line Items]
Financial (income) expense, net - attributed to foreign translation gain	$ (14,838)
Other comprehensive loss - attributed to foreign currency translation adjustments	(1)
Canadian Dollars [Member]
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts [Line Items]
Financial (income) expense, net - attributed to foreign translation gain	(46,667)
Other comprehensive loss - attributed to foreign currency translation adjustments	$ (92,959)